UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Elara HGV Timeshare Issuer 2016-A, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001631080

Central Index Key Number of issuing entity (if applicable): 0001677008

Central Index Key Number of underwriter (if applicable): Not applicable

Christopher J. Halpin

Chief Financial Officer and Secretary

Elara Depositor, LLC

(469)554-7900

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

Attached as Exhibit 99.1 hereto is the Report of Independent Accountants on Applying Agreed-Upon Procedures, dated June 13, 2016, obtained by the depositor with respect to certain agreed-upon procedures performed by Ernst & Young, LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ELARA DEPOSITOR, LLC (Depositor)

By:	/s/ Christopher J. Halpin
Name:	Christopher J. Halpin
Title:	Chief Financial Officer

Date: June 14, 2016